Organization and Principal Activities (Tables)	12 Months Ended
Aug. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Principal Subsidiaries and VIE Subsidiaries and Schools

The Group’s principal subsidiaries and VIEs and schools as of August 31, 2018 are as follows:

Name	Place of establishment	Date of establishment	Equity interest attributed to the Group as of August 31, 2018	Principal activities
Wholly owned subsidiaries:
Impetus	Cayman	April 1, 2014	100%	Investment holding
Zhuhai Bright Scholar	The PRC	January 24, 2017	100%	Management consulting service
Time Education China Holdings Limited	Hong Kong	August 16, 2013	100%	Investment holding
Time Elan Education Technology Co., Ltd.	The PRC	December 6, 2013	100%	Complementary education services
Shenzhen Qianhai Bright Scholar Management Consulting Co., Ltd.	The PRC	December 15, 2016	100%	Complementary education services
Bright Scholar (Enlightenment) Investment Holdings Limited	Cayman	December 27, 2017	100%	Investment holding
Bright Scholar (UK) Holdings Limited	United Kingdom	July 31, 2018	100%	Inactive
Bright Scholar (BCS) Limited	United Kingdom	August 1, 2018	100%	Inactive
Bright Scholar (BCS) Property Limited	United Kingdom	August 1, 2018	100%	Inactive
Bright Scholar (BCS) Management Limited	United Kingdom	August 1, 2018	100%	Inactive
Beijing Bright Scholar Education Consulting Limited Co., Ltd.	The PRC	July 20, 2016	100%	Complementary education services
Foshan Shunde Elan Education Training Co., Ltd.	The PRC	April 12, 2017	100%	Complementary education services
Shenzhen Elan Education Training Co., Ltd.	The PRC	April 1, 2017	100%	Complementary education services
Guangdong Bright Scholar Education Technology Co., Ltd.	The PRC	September 26, 2017	100%	Complementary education services
Guangzhou Elan Education Consulting Co., Ltd.	The PRC	December 20, 2017	100%	Complementary education services
Non-wholly owned subsidiaries:
Zhuhai Hengqin Kaidi Education Consulting Co., Ltd.	The PRC	May 11, 2017	80%	Complementary education services
Zhuhai Xin Xu Education Management Co., Ltd.	The PRC	August 8, 2018	75%	Inactive
Xin Rui Management Co., Ltd.	Hong Kong	May 2, 2018	75%	Inactive
New Bridge Management Co., Ltd.	Cayman	March 21, 2018	75%	Inactive
Foundation Education China Limited	Hong Kong	July 19, 2012	75%	Study-abroad consulting service
Foundation Academy Limited	Hong Kong	June 16, 2009	75%	Study-abroad consulting service
Foundation Education Services Limited	Hong Kong	April 12, 2000	75%	Study-abroad consulting service
Foundation Information Consulting (Shenzhen) Co., Ltd.	The PRC	October 29, 2012	75%	Inactive
FGE Holdings Limited	The British Virgin Islands	March 24, 2016	75%	Study-abroad consulting service
Foundation Global Education Limited	Hong Kong	June 22, 2009	75%	Study-abroad consulting service
Can-achieve (Beijing) Education Consulting Co., Ltd.	The PRC	May 14, 2008	70%	Study-abroad consulting service and referral service
Can-achieve Global Education, Inc. (Los Angeles)	United States	August 1, 2016	70%	Study-abroad consulting service and referral service
Can-Achieve International Education Limited	Hong Kong	July 23, 2015	70%	Study-abroad consulting service and referral service
Guangzhou Can-achieve Global Consulting Co., Ltd.	The PRC	May 19, 2016	70%	Study-abroad consulting service and referral service
Zhengzhou Dahua Education Consulting Co., Ltd.	The PRC	March 28, 2001	70%	Study-abroad consulting service and referral service
Beijing Wanjia Culture Communication Co., Ltd.	The PRC	June 11, 1999	70%	Study-abroad consulting service and referral service

Name	Place of establishment	Date of establishment	Equity interest attributed to the Group as of August 31, 2018	Principal activities
VIEs
BGY Education Investment	The PRC	October 16, 2014	100%	Investment holding
Time Elan Education Technology (Beijing) Co., Ltd.	The PRC	December 17, 2012	100%	Complementary education services
Shenzhen Time Elan Technology Co., Ltd.	The PRC	October 19, 2015	100%	Complementary education services
Shanghai Elan Education and Training Co., Ltd.	The PRC	September 30, 2016	100%	Complementary education services
Guangdong Xingjian Education Co., Ltd.	The PRC	April 2, 2015	100%	Complementary education services
Guangdong Country Garden School (“GCGS”)	The PRC	January 3, 1994	100%	Kindergarten and formal education services*
Huanan Country Garden School (“HCGS”)	The PRC	June 2, 2004	100%	Formal education services*
Huanan Country Garden Bilingual Kindergarten	The PRC	June 22, 2004	100%	Kindergarten education services
Phoenix City Country Garden Kindergarten	The PRC	December 13, 2009	100%	Kindergarten education services
Phoenix City Bilingual School (“PCBS”)	The PRC	April 1, 2004	100%	Formal education services*
Country Garden Huacheng School	The PRC	August 21, 2003	100%	Formal education services*
Country Garden Huacheng Kindergarten	The PRC	August 21, 2003	100%	Kindergarten education services
Xiju Country Garden Kindergarten	The PRC	March 3, 2013	100%	Kindergarten education services
Dalang Country Garden Kindergarten	The PRC	March 15, 2013	100%	Kindergarten education services
Huadu Holiday Peninsula Kindergarten	The PRC	August 5, 2013	100%	Kindergarten education services
Jurong Country Garden School	The PRC	September 1, 2013	100%	Kindergarten and formal education services*
Maoming Country Garden Kindergarten	The PRC	March 5, 2013	100%	Kindergarten education services
Country Garden Venice Bilingual School (“CGBS”)	The PRC	September 1, 2007	100%	Formal education services*
Wuyi Country Garden Bilingual School	The PRC	September 1, 2009	100%	Kindergarten and formal education services*
Heshan Country Garden School	The PRC	September 1, 2010	100%	Formal education services*
Wuhan Country Garden School	The PRC	August 26, 2011	100%	Formal education services*
Ningxiang Country Garden School	The PRC	September 1, 2014	100%	Formal education services*
Zengcheng Country Garden School	The PRC	October 8, 2013	100%	Formal education services*
Country Garden Silver Beach School	The PRC	August 20, 2015	100%	Formal education services*
Country Garden Experimental School	The PRC	July 1, 2015	100%	Formal education services*
Huaxi Country Garden International School	The PRC	September 1, 2015	100%	Formal education services*
Laian Country Garden Foreign Language School	The PRC	August 11, 2015	100%	Formal education services*
Taishan Country Garden School	The PRC	August 24, 2015	100%	Kindergarten and formal education services*
Lanzhou Country Garden School	The PRC	September 1, 2016	100%	Kindergarten and formal education services*
Chuzhou Country Garden Foreign Language School	The PRC	April 17, 2017	100%	Formal education services*
Shaoguan Country Garden Foreign Language School	The PRC	September 1, 2017	100%	Formal education services*
Kaiping Country Garden School	The PRC	September 22, 2017	100%	Formal education services*
Huidong Silver Beach Education Consulting Co., Ltd.	The PRC	June 30, 2015	100%	Formal education services*
Ningxiang Country Garden Foreign Language Training School	The PRC	September 1, 2014	100%	Formal education services*
Phoenix City Bilingual Kindergarten	The PRC	April 16, 2008	100%	Kindergarten education services
Foshan Shunde Shengbo Culture and Arts Training Co., Ltd.	The PRC	July 16, 2015	100%	Complementary education services
Licheng Country Garden Bilingual Kindergarten	The PRC	November 17, 2004	100%	Kindergarten education services

Name	Place of establishment	Date of establishment	Equity interest attributed to the Group as of August 31, 2018	Principal activities
Huaxi Country Garden International Kindergarten	The PRC	September 1, 2014	100%	Kindergarten education services
Nansha Country Garden Bilingual Kindergarten	The PRC	August 7, 2009	100%	Kindergarten education services
Shawan Country Garden Kindergarten	The PRC	July 5, 2010	100%	Kindergarten education services
Heshan Country Garden Kindergarten	The PRC	September 1, 2010	100%	Kindergarten education services
Country Garden Venice Kindergarten	The PRC	September 1, 2011	100%	Kindergarten education services
Wuhan Country Garden Kindergarten	The PRC	August 26, 2011	100%	Kindergarten education services
Huanan Country Garden Cuiyun Mountain Kindergarten	The PRC	May 31, 2012	100%	Kindergarten education services
Zengcheng Country Garden Kindergarten	The PRC	October 18, 2013	100%	Kindergarten education services
Fengxin Country Garden Kindergarten	The PRC	August 25, 2014	100%	Kindergarten education services
Phoenix City Fengyan Kindergarten	The PRC	August 25, 2014	100%	Kindergarten education services
Huiyang Country Garden Kindergarten	The PRC	September 17, 2014	100%	Kindergarten education services
Country Garden Silver Beach Kindergarten	The PRC	August 20, 2014	100%	Kindergarten education services
Haoting Country Garden Kindergarten	The PRC	November 27, 2014	100%	Kindergarten education services
Danyang Country Garden Kindergarten	The PRC	September 1, 2015	100%	Kindergarten education services
Qingyuan Country Garden Bilingual Kindergarten	The PRC	September 1, 2015	100%	Kindergarten education services
Shaoguan Zhenjiang Country Garden Foreign Language Kindergarten	The PRC	November 1, 2015	100%	Kindergarten education services
Gaoming Country Garden Kindergarten	The PRC	August 13, 2015	100%	Kindergarten education services
Enping Country Garden Kindergarten	The PRC	August 3, 2015	100%	Kindergarten education services
Laian Country Garden Kindergarten	The PRC	August 11, 2015	100%	Kindergarten education services
Kaiping Country Garden Jade Bay Kindergarten	The PRC	May 22, 2017	100%	Kindergarten education services
Chuzhou Country Garden Kindergarten	The PRC	April 17, 2017	100%	Kindergarten education services
Shenghua Country Garden Kindergarten	The PRC	May 28, 2017	100%	Kindergarten education services
Dongguan Qishi Country Garden Kindergarten	The PRC	January 12, 2018	100%	Kindergarten education services
Dongguan Qingxi Country Garden Kindergarten	The PRC	January 9, 2018	100%	Kindergarten education services
Ningxiang Country Garden Kindergarten	The PRC	September 1, 2014	100%	Kindergarten education services
Wuhan Qiaosheng Education Investment Co., Ltd.	The PRC	July 21, 2017	75%	Complementary education services
Wuhan Qingshan District Bilingual Kindergarten	The PRC	August 16, 2006	75%	Kindergarten education services
Wuhan Donghu Tech Development Zone Xinqiao Kindergarten	The PRC	September 8, 2008	75%	Kindergarten education services
Wuhan Donghu Tech Development Zone Xinqiao-Jinxiu Longcheng Kindergarten	The PRC	April 20, 2009	75%	Kindergarten education services
Wuhan Dongxihu District Dongqiao Kindergarten	The PRC	August 8, 2008	75%	Kindergarten education services
Wuhan Hongshan District Xinqiao Aijia Kindergarten	The PRC	November 25, 2011	75%	Kindergarten education services
Shenghua Country Garden Bilingual School	The PRC	September 7, 2017	70%	Formal education services*
Baoding Baigou New City Bright Scholar Shenghua Education Consulting Co., Ltd.	The PRC	May 19, 2017	70%	Complementary education services
Guangzhou Zangxing Network Technology Co., Ltd. (“Zangxing”)	The PRC	December 30, 2014	51.67%	Education Promotion Service

*	Formal education services includes primary, middle, high and international school services.